Share Capital - Share Repurchase Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Share Capital
Number of Shares Repurchased	55,564	[1]	51,982
Share repurchase cost	$ 2,956	[1]	$ 2,233
Average repurchase cost per share	$ 52.33		$ 42.96
Taxes on share repurchases	$ 48
Liability for share purchase commitment	313		$ 150
Share capital
Share Capital
Share repurchase cost	943	[1]	871
Liability for share purchase commitment	104		60
Retained Earnings
Share Capital
Share repurchase cost	2,013	[1]	1,362
Liability for share purchase commitment	$ 209		$ 90

[1]	Includes $48 million of taxes on share repurchases for the year ended December 31, 2024.